Stockholders’ equity (Details Narrative)	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 24, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2015
Shares acquired pursuant value | $					$ 79,705
Number of options cancelled							130,000		285,600
Gain on derivative liability | $		$ 51							$ 23,314
Warrants value | $									$ 51
Number of options granted							1,885,000		2,550,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | $ / shares							$ 0.30		$ 0.40
Number of options expired unexercised							1,988,000		506,150
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $		136,347			184,594		$ 248,321	$ 344,592
2015 Stock Option Plan [Member]
Share-based compensation arrangement, percentage of outstanding stock maximum										10.00%
Share-based payment arrangement, expense | $		$ 136,347			$ 184,594
Share-based compensation arrangement, weighted average grant | $ / shares		$ 0.29			$ 0.34
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Number of options granted		2,550,000			1,885,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)		$ 0.40	$ 0.50		$ 0.22	$ 0.30
Number of options expired unexercised		1,988,000
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Subsequent Event [Member]
Number of options cancelled	90,000
2015 Stock Option Plan [Member] | Maximum [Member]
Share-based compensation arrangement, expiration period (Year)										10 years
TSXV [Member]
Shares acquired pursuant									6,579,074
Percentage of issued and outstanding shares									5.00%
NCIB [Member]
Shares acquired pursuant				43,500					275,000
Shares acquired pursuant value | $									$ 87,778
Number of options cancelled									233,500
Shares cancelled value | $				$ 12,310